Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Impairment	$ (1,059)	$ 0
Intangible Assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	555,408	144,610
IED acquisition (note 5)		422,012
Amortization	(15,346)	(11,379)
Impairment	(1,059)
Additions	1,074	969
Foreign exchange differences	6,920	(804)
Net book value	546,997	555,408
Intangible Assets | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	599,615
Net book value	599,630	599,615
Intangible Assets | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(40,488)
Net book value	(55,834)	(40,488)
Intangible Assets | Foreign exchange differences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(3,719)
Net book value	3,201	(3,719)
Broadcast licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	67,800	67,800
IED acquisition (note 5)		0
Amortization	0	0
Impairment	0
Additions	0	0
Foreign exchange differences	0	0
Net book value	67,800	67,800
Broadcast licenses | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	67,800
Net book value	67,800	67,800
Broadcast licenses | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	0
Net book value	0	0
Broadcast licenses | Foreign exchange differences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	0
Net book value	0	0
Broadcaster relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	531	1,262
IED acquisition (note 5)		0
Amortization	(299)	(732)
Impairment	0
Additions	0	0
Foreign exchange differences	0	1
Net book value	232	531
Broadcaster relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	7,362
Net book value	7,362	7,362
Broadcaster relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(6,875)
Net book value	(7,174)	(6,875)
Broadcaster relationships | Foreign exchange differences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	44
Net book value	44	44
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	18,680	21,653
IED acquisition (note 5)		0
Amortization	(2,792)	(2,747)
Impairment	0
Additions	0	0
Foreign exchange differences	89	(226)
Net book value	15,977	18,680
Customer relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	27,920
Net book value	27,920	27,920
Customer relationships | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(9,680)
Net book value	(12,472)	(9,680)
Customer relationships | Foreign exchange differences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	440
Net book value	529	440
Brands
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	444,581	24,853
IED acquisition (note 5)		422,012
Amortization	(8,899)	(3,177)
Impairment	(1,059)
Additions	0	969
Foreign exchange differences	6,091	(76)
Net book value	440,714	444,581
Indefinite life intangible assets	350,419	345,319
Brands | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	458,260
Net book value	457,201	458,260
Brands | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(13,918)
Net book value	(22,817)	(13,918)
Brands | Foreign exchange differences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	239
Net book value	6,330	239
Production and distribution rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	22,953	25,843
IED acquisition (note 5)		0
Amortization	(2,458)	(2,387)
Impairment	0
Additions	0	0
Foreign exchange differences	674	(503)
Net book value	21,169	22,953
Production and distribution rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	30,946
Net book value	30,946	30,946
Production and distribution rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(3,551)
Net book value	(6,009)	(3,551)
Production and distribution rights | Foreign exchange differences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(4,442)
Net book value	(3,768)	(4,442)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	863	3,199
IED acquisition (note 5)		0
Amortization	(898)	(2,336)
Impairment	0
Additions	1,074	0
Foreign exchange differences	66	0
Net book value	1,105	863
Other | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	7,327
Net book value	8,401	7,327
Other | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	(6,464)
Net book value	(7,362)	(6,464)
Other | Foreign exchange differences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening book value	0
Net book value	$ 66	$ 0